STOCK - BASED COMPENSATION - Restricted share activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Stock-based compensation expenses	$ 17.5	$ 0.0	$ 0.0
Unrecognized share-based compensation expense	$ 0.0
Restricted shares units | Third-party
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	633,529
Vested	(633,529)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 6.62
Weighted average grant date fair value - Vested	$ (6.62)
Restricted shares units | Awarded to Grand Fortune
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	583,529
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 6.0975
Restricted shares units | Awarded to J.V.B.
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 0.5225
2024 Equity Incentive Plan | Restricted shares units
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	4,563,745
Vested	(4,563,745)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 2.9093
Weighted average grant date fair value - Vested	$ (2.9093)
2024 Equity Incentive Plan | Restricted shares units | Awarded to directors and non-director employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	823,745
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 0.5301
2024 Equity Incentive Plan | Restricted shares units | Awarded to non-employee consultants
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	3,740,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 2.3792